Loans Payable - Additional Information (Detail) ¥ in Thousands, $ in Thousands																	2 Months Ended
	Dec. 19, 2016 USD ($)	Dec. 14, 2016 USD ($)	Nov. 17, 2016 USD ($)	Sep. 23, 2016 USD ($)	Aug. 16, 2016 USD ($)	Aug. 12, 2016 USD ($)	Aug. 08, 2016 USD ($)	Jul. 19, 2016 USD ($)	Jul. 11, 2016 USD ($)	Jun. 08, 2016 USD ($) Person	Feb. 26, 2016 USD ($)	Jan. 29, 2016 USD ($)	Sep. 30, 2015 USD ($)	Aug. 28, 2015 USD ($)	Aug. 10, 2015 USD ($)	Dec. 09, 2014 USD ($) Agreement Loan	Dec. 31, 2015 USD ($)	Dec. 19, 2016 CNY (¥)	Dec. 14, 2016 CNY (¥)	Dec. 09, 2016 USD ($)	Dec. 09, 2016 CNY (¥)	Nov. 26, 2016 USD ($)	Nov. 26, 2016 CNY (¥)	Nov. 25, 2016 USD ($)	Nov. 25, 2016 CNY (¥)	Nov. 17, 2016 CNY (¥)	Sep. 23, 2016 CNY (¥)	Aug. 16, 2016 CNY (¥)	Aug. 12, 2016 CNY (¥)	Aug. 08, 2016 CNY (¥)	Jul. 19, 2016 CNY (¥)	Jul. 11, 2016 CNY (¥)	Jun. 22, 2016 USD ($)	Jun. 22, 2016 CNY (¥)	Jun. 08, 2016 CNY (¥)	Feb. 26, 2016 CNY (¥)	Jan. 29, 2016 CNY (¥)	Jan. 22, 2016 USD ($)	Jan. 22, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Sep. 30, 2015 CNY (¥)	Sep. 22, 2015 USD ($)	Sep. 22, 2015 CNY (¥)	Aug. 28, 2015 CNY (¥)	Aug. 25, 2015 USD ($)	Aug. 25, 2015 CNY (¥)	Aug. 10, 2015 CNY (¥)	Jul. 17, 2015 USD ($)	Jul. 17, 2015 CNY (¥)	Dec. 09, 2014 CNY (¥) Agreement Loan
Debt Instrument [Line Items]
Number of arrangers | Person										21
China Merchant Bank (Shanghai Branch) | Loan 1
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan																																										$ 14,400	¥ 100,000
Amount borrowed under the commitment of a bank loan													$ 1,430				$ 12,980																							¥ 90,100	¥ 9,900
Annual interest rate													4.60%				4.35%																							4.35%	4.60%
Bank loan maturity period													1 year				1 year
China Merchant Bank (Shanghai Branch) | Loan 2
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan	$ 12,240																	¥ 85,000
Amount borrowed under the commitment of a bank loan	$ 12,240																	¥ 85,000
Annual interest rate	4.18%																	4.18%
Bank loan maturity period	1 year
China Merchants Bank (Beijing Branch)
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan									$ 28,810																							¥ 200,000
Amount borrowed under the commitment of a bank loan							$ 11,520	$ 7,200																						¥ 80,000	¥ 50,000
Annual interest rate							4.35%	4.35%																						4.35%	4.35%
Bank loan maturity period							1 year	1 year
China Merchants Bank (Beijing Branch) | Loans Borrowed by iQiyi
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan																																						$ 28,810	¥ 200,000
Amount borrowed under the commitment of a bank loan		$ 3,720									$ 2,950	$ 7,730							¥ 25,800																	¥ 20,500	¥ 53,700
Annual interest rate		4.13%									4.13%	4.13%							4.13%																	4.13%	4.13%
Bank loan maturity period		1 year									1 year	1 year
The percentage points of benchmark one-year lending rate published by the People's Bank of China to compute annual interest rate																																						95.00%	95.00%
China Citic Bank (Chongqing Branch) | Loan 1
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan									$ 21,600																							¥ 150,000
Amount borrowed under the commitment of a bank loan				$ 21,600																							¥ 150,000
Annual interest rate				4.78%																							4.78%
Bank loan maturity period				1 year
The percentage points added to LIBOR to compute the floating interest rate per annum									0.485%
China Citic Bank (Chongqing Branch) | Loan 1 | Banking Facility Agreement One
Debt Instrument [Line Items]
Interest rate terms									Loan Prime Rate ("LPR") plus 48.50 basis points
China Citic Bank (Chongqing Branch) | Loan 2
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan						$ 21,600																							¥ 150,000
Amount borrowed under the commitment of a bank loan					$ 21,600																							¥ 150,000
Annual interest rate					4.56%																							4.56%
Bank loan maturity period					1 year
The percentage points added to LIBOR to compute the floating interest rate per annum						0.2675%
China Citic Bank (Chongqing Branch) | Loan 2 | Banking Facility Agreement Two
Debt Instrument [Line Items]
Interest rate terms						LPR plus 26.75 basis points
Bank of China
Debt Instrument [Line Items]
Number of loan agreements																2																																		2
Number of unsecured loan | Loan																2																																		2
Number of interest rate swap agreements																2																																		2
Bank of China | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan																$ 150,000																																		¥ 1,040,000
Annual interest rate																2.31%																																		2.31%
Bank loan maturity period																2 years
Bank of China | Unsecured Loan 2
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan																$ 150,000																																		¥ 1,040,000
Annual interest rate																2.45%																																		2.45%
Bank loan maturity period																3 years
Sumitomo Mitsui Bank Loan
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan																																																$ 150,000	¥ 1,040,000
Amount borrowed under the commitment of a bank loan															$ 150,000																																¥ 1,040,000
Annual interest rate															1.41%																																1.41%
Bank loan maturity period															2 years
HSBC Bank Loan
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan																																													$ 200,000	¥ 1,390,000
Amount borrowed under the commitment of a bank loan														$ 200,000																														¥ 1,390,000
Annual interest rate																																													1.42%	1.42%
Bank loan maturity period														2 years
A Group Of 21 Arrangers | Unsecured Loan 1
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan										$ 1,000,000																									¥ 6,940,000
Amount borrowed under the commitment of a bank loan																						$ 250,000	¥ 1,740,000	$ 250,000	¥ 1,740,000								$ 500,000	¥ 3,460,000
Annual interest rate																						2.78%	2.78%	2.10%	2.10%								2.11%	2.11%
Bank loan maturity period										5 years
A Group Of 21 Arrangers | Unsecured Loan 2
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan										$ 1,000,000																									¥ 6,940,000
Bank loan maturity period										5 years
International Finance Corporation
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan			$ 72,010																							¥ 500,000
Amount borrowed under the commitment of a bank loan																				$ 72,010	¥ 500,000
Annual interest rate																				4.92%	4.92%
Bank loan maturity period			1 year